DWS Global Macro Fund Investment Strategy - DWS Global Macro Fund	Feb. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund invests in equities (common and preferred), bonds, structured notes, money market instruments, exchange-traded funds (ETFs), and cash. The fund may invest up to 15% of net assets in equity-linked notes (ELNs), which are structured notes that offer returns linked to the performance or value of a single equity security, a basket of equity securities, or an equity index. There are generally no limits on asset class exposures, provided that risk parameters set by portfolio management are met. The fund may also invest in alternative asset classes (including real estate, REITs, infrastructure, convertibles, commodities and currencies). The fund may achieve exposure to commodities by investing in commodities-linked derivatives. In addition, the fund may invest in ETFs, other registered investment companies or exchange-traded notes (ETNs) to gain exposure to certain asset classes, including commodities. The fund’s allocation to different global markets and to different investment instruments will vary depending on the overall economic cycle and assessment by portfolio management. The fund may also invest in asset backed securities, short-term securities and cash equivalents.The fund can invest in securities of any size, investment style category, maturity, duration or credit quality (including junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below)), and from any country (including emerging markets). Under normal conditions, the fund will have investment exposure to at least three countries and combined direct and indirect exposure to foreign securities, foreign currencies and other foreign investments (measured on a gross basis) equal to at least 40% of the fund’s net assets. For purposes of the foregoing policy, an investment is considered to be an investment in a foreign security or foreign investment if the issuer is organized or located outside the US or is doing a substantial amount of business outside of the US. An issuer that derives at least 50% of its revenue from business outside the US or has at least 50% of its assets outside the US will be considered to be doing a substantial amount of business outside the US.The fund may have exposure to gold in an amount up to 10% of the fund’s total assets. The fund may gain exposure to gold by investing in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which shares the same portfolio management team as the fund and invests mainly in gold ETFs that do not operate as commodity pools, and fixed income instruments. Exposure to gold is intended to diversify the fund’s portfolio in order to reduce volatility and provide downside protection. Selection of investments in gold ETFs involves consideration of various factors, including tracking error, liquidity, issuer, size and risk/return, as applicable.Management process. Portfolio management constructs the fund’s portfolio using a combination of top-down macro views and bottom-up research along with risk management strategies. Based on the top-down macro views, the portfolio management team outlines a strategic allocation among asset classes for the portfolio which is a reflection of the team's broad market view. The portfolio management team further takes into consideration news flows, market sentiment and technical factors and then decides on a targeted level of risk. Idea generation, allocation by regions and sectors as well as position sizing are important features of the strategic allocation process during which exposures to different asset classes are determined. Selection of investments is then made using bottom-up fundamental analysis. Portfolio management generally considers environmental, social and governance (ESG) factors, that it believes to be financially material, in its fundamental analysis. In evaluating ESG issues, portfolio management refers to internal securities specific ESG ratings, internal and external ESG research and other factors. The portfolio management team evaluates the strategic allocations and fund investments on an ongoing basis from a risk/return perspective.Currencies are considered an asset class in their own right by portfolio management and form an integral part of the strategic allocation and the investment selection process. Currencies are actively managed and portfolio management attempts to hedge against undesired currency risk. Portfolio management views currency as an important additional source of alpha-generation. Active currency positions may be taken across developed and emerging market currencies to exploit under- and/or over-valued currencies and to benefit from currency fluctuations. Portfolio management also views currency management as a beneficial source of risk diversification. Completely or partially applied currency hedges may also impact overall fund performance.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management takes active currency positions using derivatives such as forward currency contracts, futures contracts (including equity index futures) or options contracts. Portfolio management may also use forward currency contracts to hedge the fund’s exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.In addition, portfolio management may use futures or options contracts as a substitute for direct investment in a particular asset class, for duration management, for hedging purposes or to keep cash on hand to meet shareholder redemptions. The fund may write covered call options on its portfolio securities to seek to enhance the income generated by the fund’s portfolio. Commodities-linked derivatives may also be used to achieve exposure to commodities (excluding gold).The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.